[redacted]

11020542

Regulator File No.
84-01100

In accordance wi[...] to Form TA-1 is being file[...]emption.

OMB Approval
OMB Number: 3235-0084
Expires: April 30, 2012
Estimated average burden hours per response..................2.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-1

UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):

☐ Comptroller of the Currency
☐ Board of Governors of the Federal Reserve System
☐ Federal Deposit Insurance Corporation
☒ Securities and Exchange Commission

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 2 2011
03 REGISTRATIONS BRANCH

2. Filing Status of this form (check one):

☐ Registration ☒ Amendment to Registration

3. a. Full name of registrant:
Goldman, Sachs & Co.

Previous name, if being amended:
N/A

b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
900050

c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

(Number and Street)	(City)	(State)	(Zip Code)
71 S. Wacker Dr. Suite 500	**Chicago,**	**IL**	**60606**

e. Telephone Number: (Include Area Code)
312-655-4400

d. Mailing address, if different from response to Question 3c.
N/A

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es):

Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5)

Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

9/8/11

Form TA-1
Page 2

Applicant Name: Goldman, Sachs & Co.

Date: July 29, 2011

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

		Delete
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
		☐

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

Manual signature of Official responsible for form:	Title: **Chief Compliance Officer**
Name of Official responsible for form: (First name, Middle name, Last name) **Robert Allan Mass**	Date Executed (Month/Day/Year): July 29, 2011

Regulator/File No. 84-01100	**SEC Supplement to Form TA-1**	**OMB APPROVAL** OMB Number: 3235-0084 Expires: April 30, 2012 Estimated average burden hours per response.....2.0

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:
Goldman, Sachs & Co.

1. **If registrant is a:**
   ☐ Corporation – Complete Schedule A ☐ Sole Proprietorship – Complete Schedule C
   ☐ Partnership – Complete Schedule B ☐ Other (specify):_____________ - Complete Section C

2. **Does any person or entity not named in Schedules A, B or C:**
   (a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or.. Yes ☐ No ☐

   (If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)
   (b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?.. Yes ☐ No ☐
   (If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

3. **Definitions:**

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☐ No ☐

(2) Any other felony?.. Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoined the applicant or a control affiliate in connection with any investment-related activity?........... Yes ☐ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? .... Yes ☐ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?.......................... Yes ☐ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?.. Yes ☐ No ☐

Regulator/File No.

84-01100

Supplement to Form TA-1
Page 2

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted? ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities? ☐ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical? ☒ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes? ☒ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted? ☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity? ☒ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities? ☐ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant? ☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission? ☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules? ☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business? ☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities? ☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? ☒ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item? ☒ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate? ☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it? ☐ Yes ☐ No

4. For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action: • The individuals named in the action • The title and date of the action • The court or body taking the action and its location A description of the proceeding

File Number 84-01100	**Schedule A of SEC Supplement to Form TA-1 For Corporate Registrants**	

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as:
   Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule B of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 7/29/2011	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule C of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 7/29/2011	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.					
Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person
AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.					

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule D of SEC Supplement to Form TA-1**	
Date: Mo/Day/Yr 7/29/2011	Full Name of Registrant: **Goldman, Sachs & Co.**	

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

Item on Form (Identify)	Answer
3F	ICE Futures Europe, File No. 011191 On January 28, 2011, monitoring by ICE Futures Europe (the "Exchange") detected six notable "price spikes" in the April11 Brent/WTI spread that were investigated by the Exchange and found to be the result of a limit order and several large market orders placed in quick succession by a Goldman Sachs trader at the request of his client, in alleged breach of Exchange Rule G.20. Goldman Sachs International ("GSI") agreed to the imposition of a fine by the Exchange of GB£25,000, which amount was paid on June 17, 2011. As indicated in a circular published by the Exchange on June 17, 2011 (the "Circular"), on June 2, 2011 the Exchange's Authorisation, Rules and Conduct Committee (the "Committee") summarily concluded: (i) the behavior of GSI and its client to be a clear case of disorderly trading, in that the distorting price impact of the placement of such large orders in close proximity was not considered, and (ii) both GSI and its client to be at fault in the matter, emphasizing that all Exchange members have a responsibility to trade in an orderly fashion at all times, whether on their own behalf or on behalf of a client. GSI did not seek to appeal the Committee's findings and paid the fine on June 17, 2011. The Circular also specifically states that while the Committee considered the breach to be of a serious nature, the Committee found no evidence of intentional manipulation of the market. GSI provided the Exchange with full cooperation throughout its inquiries.
3D(1); 3D(2); 3D(4)	Massachusetts Securities Division, Docket No. E-2009-0079 The Commonwealth of Massachusetts Securities Division (the "Division") alleged that, from January 1, 2006 through June 9, 2011, Goldman, Sachs & Co. (the "Firm") failed: (i) to establish adequate procedures and supervisory processes designed to identify and manage potential conflicts of interest related to its research services; (ii) to have adequate procedures in place reasonably designed to prevent or detect the dissemination by Global Investment Research ("GIR") equity analysts of certain unpublished short term trading ideas which favored the interests of certain priority clients; (iii) to reasonably supervise its GIR equity analysts' communications to prevent and detect dissemination by GIR equity analysts of certain unpublished short term trading ideas which favored the interests of certain priority clients; (iv) to prevent the use and dissemination by GIR equity analysts of certain unpublished short term trading ideas which favored the interests of certain priority clients; and (v) to deal fairly and objectively with all clients in connection with the dissemination by GIR equity analysts of certain unpublished short term trading ideas, in alleged violation of Section 204(a)(2)(G) and Section 204(a)(2)(J) of the Massachusetts Uniform Securities Act (the "Act"). Without admitting or denying the Legal Conclusions or Violations, the Firm entered into an Offer of Settlement on June 8, 2011 (the "Offer") and Consent Order on June 9, 2011 (the "Order") with the Massachusetts Securities Division, pursuant to which, the Firm consented to a civil penalty in the amount of $10,000,000 which was paid to The Commonwealth of Massachusetts, on June 15, 2011, and to certain other Representations and Agreements.

3E(2)	FINRA File No. 20080163749-01 Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that: (i) from July 1 to September 30, 2007, Goldman, Sachs & Co. (the "Firm") failed to report to the Trade Reporting and Compliance Engine (TRACE) the correct contra-party's identifier for 220 transactions in TRACE-eligible securities, in alleged violation of NASD Rule 6230(c)(6), and (ii) from January 1 to March 31, 2009, failed to report to TRACE 1,077 transactions in TRACE-eligible securities within 15 minutes of the time of execution, in alleged violation of FINRA Rule 6730(a) and allegedly constituting a pattern or practice of late reporting without exceptional circumstances in violation of FINRA Rule 2010. Without admitting or denying the allegations, the Firm consented to a censure and entered into a Letter of Acceptance, Waiver and Consent (AWC) which was accepted by FINRA on June 10, 2011 and on June 28, 2011, the Firm submitted a wire in payment of the fine in the amount of $27,500.
3D(1); 3D(2)	West Virginia Securities Commission, Order No. 70-361 Various state regulators, including the West Virginia Securities Commission, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into an Administrative Consent Order with the West Virginia Securities Commission on June 10, 2011, in which: (i) the West Virginia Securities Commission alleged that the Firm engaged in unethical practices in the offer and sale of ARS and failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $47,378.87 to the West Virginia Securities Commission, which amount was paid on June 20, 2011.
3D(1); 3D(2)	New Hampshire Department of State, Bureau of Securities Regulation Various state regulators, including the New Hampshire Department of State, Bureau of Securities Regulation, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into an Administrative Consent Order with the New Hampshire Department of State, Bureau of Securities Regulation on June 14, 2011, in which: (i) the New Hampshire Department of State, Bureau of Securities Regulation alleged that the Firm engaged in unethical practices in the offer and sale of ARS and failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $92,584.57 to the New Hampshire Department of State, Bureau of Securities Regulation, which amount was paid on June 20, 2011.

3G	Bourse de Montréal Inc. In an originating notice to Goldman Sachs International ("GSI") dated June 28, 2011, and received by GSI on July 1, 2011, the Bourse de Montréal Inc. (the "Bourse") alleged that, during the period from May 27, 2008 to November 2, 2010, GSI provided certain personnel access to the electronic trading system of the Bourse without having obtained the prior approval of the Bourse, in alleged contravention of section A) of Article 6366 of the Rules of the Bourse. The originating notice subjects GSI to a disciplinary complaint.
3F	Federal Financial Supervisory Authority, File No. GZ: WA 17-Wp 3120-2009/0236 2011/0363267 The Federal Financial Supervisory Authority of Germany (Bundesanstalt für Finanzdienstleistungsaufsicht - "BaFin") alleged a negligent breach of supervisory duties in contravention of certain shareholder disclosure requirements of section 21 (1) of the Securities Trading Act (Wertpapierhandelsgesetzes – WpHG) against GS Equity Markets, L.P. ("GSEM"). BaFin imposed a monetary penalty on GSEM of €9,453.50 in the aggregate, representing an administrative fine of €9,000 and procedural expenses of €453.50, which amount was paid on July 18, 2011.